Additional disclosure items	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Additional disclosure items	Additional disclosure itemsFees to auditors

	2025	2024	2023
	KPMG		Ernst & Young
	(US$ millions)
Audit fees	4.7	4.4	5.6
Audit related fees	0.8	—	0.8
Tax fees	—	0.1	0.2
Other fees	—	0.1	0.3
Total	5.6	4.6	6.9
Capital and operational commitments Millicom has a number of capital and operational commitments to suppliers and service providers in the normal course of its business. These commitments are mainly contracts for acquiring network and other equipment, and leases for towers and other operational equipment.Capital commitments
At December 31, 2025, the Group had fixed commitments to purchase network equipment, other fixed assets and intangible assets of $305 million of which $280 million are due within one year (December 31, 2024: $285 million of which $215 million were due within one year). The Group’s share of commitments in the Honduras joint venture is $31 million, of which $31 million are due within one year (December 31, 2024: $19 million, all of which were due within one year). Additionally, the Group's share of commitments in the UNIRED joint operation (see note A.2.2.) is $16 million of which $16 million are due within one year (December 31, 2024: $6 million all of which were due within one year).
Contingent liabilitiesLitigation and legal risks
The Group is contingently liable with respect to lawsuits, legal, regulatory, commercial and other legal risks that arise in the normal course of business. As of December 31, 2025, the total amount of claims brought against the Company and its subsidiaries is $146 million, (December 31, 2024: $209 million, including the Costa Rica case described below). The Group's share of the comparable exposure for its joint venture in Honduras is $3 million (December 31, 2024: $8 million).
As at December 31, 2025, $37 million has been provisioned by its subsidiaries for these risks in the consolidated statement of financial position, (December 31, 2024: $104 million, including the Costa Rica case described in the below paragraph). The Group’s share of provisions made by the joint venture in Honduras was $1 million (December 31, 2024: $1 million). While it is not possible to ascertain the ultimate legal and financial liability with respect to these claims and risks, the ultimate outcome is not anticipated to have a material effect on the Group’s financial position and results of operations.
On February 13, 2024, the New York Supreme Court granted summary judgment in favor of a breach of contract claim filed by Telefónica after Millicom terminated the acquisition of Telefónica's Costa Rican business in 2020. The Court also ruled in favor of Telefónica's methodology for calculating prejudgment interest. On December 17, 2024, the First Department of the New York Appellate Division upheld the trial court's ruling against Millicom regarding breach of contract but reversed the trial court's ruling regarding the calculation of damages and adopted Millicom's methodology for calculation. In July 2025, Millicom and Telefónica reached a mutual settlement in the breach of contract case related to Millicom's termination of the acquisition of Telefonica's Costa Rican business (with a $30 million installment still payable on or before July 15, 2026 and another $32 million installment still payable on or before July 15, 2027). As of December 31, 2024, Millicom recorded a legal provision of approximately $88 million impacting the Non-Operating Expenses, net line in the Statement of Income for the year ended December 31, 2024.
On November 10, 2025, the Company’s subsidiary, Comunicaciones Celulares S.A. ("TIGO Guatemala"), entered into a Deferred Prosecution Agreement (the “DPA”) with the United States Department of Justice, Criminal Division, Fraud Section, and the U.S. Attorney’s Office for the Southern District of Florida (collectively, the "DOJ"). The DPA resolves the DOJ's investigation into violations of the U.S. Foreign Corrupt Practices Act ("FCPA") related to TIGO Guatemala's past activities in Guatemala. The Company’s parent, Millicom International Cellular S.A. ("Millicom"), is also a party to the DPA and has agreed to certain terms and obligations thereunder. As of December 31, 2025, Millicom recognized an expense of approximately $118 million impacting the Non-Operating Expenses, net line in the Statement of Income for the year ended December 31, 2025.
Under the terms of the DPA, the DOJ has filed a one-count criminal Information charging TIGO Guatemala with conspiracy to commit an offense against the United States in violation of the FCPA. The DPA has a term of two years, during which prosecution of TIGO Guatemala will be deferred. The key terms of the DPA include:
•Financial Settlement: TIGO Guatemala has agreed to pay a total of approximately $118 million, which consists of a criminal monetary penalty of approximately $60 million and the forfeiture of approximately $58 million in proceeds. TIGO Guatemala subsequently paid the penalty and forfeiture amount of approximately $118 million in November of 2025.
•Compliance and Reporting Obligations: TIGO Guatemala and Millicom are required to continue cooperating fully with the DOJ. They have also committed to maintaining their compliance programs and internal controls to prevent and detect violations of anti-corruption laws. Furthermore, during the term of the DPA, the companies are required to provide periodic reports to the DOJ regarding their remediation and compliance efforts.
•Contingent Outcome: Provided that TIGO Guatemala and Millicom fully comply with all of their obligations under the DPA for its two-year term, the DOJ will seek dismissal with prejudice of the criminal Information. If, however, the DOJ determines in its sole discretion that a breach of the DPA has occurred, TIGO Guatemala could be subject to prosecution for the conduct described in the Information, and the Company could face additional sanctions or penalties.
Management is committed to fulfilling all of the Company's obligations under the DPA.
Other
At December 31, 2025, Millicom has various other less significant claims which are not disclosed separately in these consolidated financial statements because they are either not material or the related risk is remote.Tax related risks and uncertain tax position
The Group operates in developing countries where the tax systems, regulations and enforcement processes have varying stages of development creating uncertainty regarding the application of the tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is therefore uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, judgment is required to determine liabilities for taxes.
In assessing whether and how an uncertain tax treatment affects the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, the Group assumes that a taxation authority with the right to examine amounts reported to it will examine those amounts and have full knowledge of all relevant information when making those examinations.
The Group has a process in place, and applies significant judgment, in identifying uncertainties over income tax treatments. Management considers whether or not it is probable that a taxation authority will accept an uncertain tax treatment. On that basis, the identified risks are split into three categories (i) remote risks (risk of outflow of tax payments are up to 5%), (ii) possible risks (risk of outflow of tax payments assessed from 5% to 50%) and probable risks (risk of outflow is more than 50%). The process is repeated every quarter by the Group.
If the Group concludes that it is probable or certain that the taxation authority will accept the tax treatment, the risks are categorized either as possible or remote, and it determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. The risks considered as possible are not provisioned but disclosed as tax contingencies in the Group consolidated financial statements while remote risks are neither provisioned nor disclosed.
If the Group concludes that it is probable that the taxation authority will not accept the Group’s interpretation of the uncertain tax treatment, the risks are categorized as probable, and are presented to reflect the effect of uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates by generally using the most likely amount method – the single most likely amount in a range of possible outcomes.
If an uncertain tax treatment affects both deferred tax and current tax, the Group makes consistent estimates and judgments for both. For example, an uncertain tax treatment may affect both taxable profits used to determine the current tax and tax bases used to determine deferred tax.
If facts and circumstances change, the Group reassesses the judgments and estimates regarding the uncertain tax position taken.
At December 31, 2025, the tax risks exposure of the Group's subsidiaries is estimated at $376 million, for which provisions of $32 million have been recorded in tax liabilities; representing management's assessment of the probable cash outflow of eventual claims and required payments related to those risks (December 31, 2024: $304 million of which provisions of $54 million were recorded). The Group's share of comparable tax exposure and provisions in its joint venture amounts to $160 million (December 31, 2024: $134 million) and $8 million (December 31, 2024: $8 million), respectively.
Non-cash investing and financing activities
Non-cash investing and financing activities from continuing operations

	Note	2025	2024	2023
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	(3)	(40)	121
Acquisition of lease right of use assets obtained in exchange of lease liabilities (see note A.1.3)	E.3.	1,210	126	63
Asset retirement obligations	E.2.2.	49	27	30
Financing activities
Share based compensation	B.4.1.	14	50	52
Related party balances and transactions
The Group’s significant related parties are:
▪Xavier Niel, his subsidiaries and joint ventures, as well as his close family members.
•    EPM and subsidiaries (EPM), the non-controlling shareholder in our Colombian operations (see notes A.1.4. and C.7.4.);
Xavier Niel
Xavier Niel has significant expertise in the telecoms sector with a 30 year track record of innovation in the sector. He is the owner of the Iliad group, a leading telecoms provider present in France, Italy and Poland, as well as NJJ Holding, an investor in telecoms assets including in Switzerland and Ireland.
Xavier Niel has de facto control over Millicom, as holding, directly or indirectly (through Iliad group, Maya SAS and Atlas Investissement ultimately controlled by him) approximately 42.2% of Millicom's voting rights as of December 31, 2025. Additionally, Xavier Niel has as of December 31, 2025 representation in Millicom’s Board of Directors with the appointment of four (out of eight) non-Executive directors.
Empresas Públicas de Medellín (EPM)
EPM is a state-owned, industrial and commercial enterprise, owned by the municipality of Medellin, and provides electricity, gas, water, sanitation, and telecommunications. EPM owns 50% of our operations in Colombia. Transactions with EPM represent mainly purchases in the form of leases. See also Note H.
The Group had the following transactions with related parties:

Expenses	2025	2024	2023
	(US$ millions)
Purchases of goods and services from EPM	(57)	(47)	(45)
Iliad Holding Group	(6)	(4)	—
Other expenses	(10)	(10)	(10)
Total	(73)	(61)	(55)

Income and gains	2025	2024	2023
	(US$ millions)
Sale of goods and services to EPM	16	14	12
Iliad Holding Group	—	—	—
Other revenue	—	—	—
Total	17	14	12
The Group had the following balances with related parties:

	December 31
	2025	2024
Liabilities	(US$ millions)
Payables to Honduras joint venture(ii)	192	133
Payables to EPM	38	32
Payable to Iliad Holding Group	195	2
Other accounts payable	2	2
Total	427	170
(ii)    Mainly dividends.

	December 31
	2025	2024
Assets	(US$ millions)
Receivables from EPM	2	3
Receivables from Honduras joint venture	19	12
Total	22	15